Employee Benefit Plans Details (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Employees Contribution Under 401 K Retirement Plan	50.00%
Employer contributions under 401 k retirement plan	$ 500,000	$ 300,000	$ 400,000	$ 300,000	$ 300,000
Defined contribution retirement plan, employer contributions			$ 57,000	$ 32,000	$ 0